Business Combinations	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Business Combinations
4. Business Combinations

a)	Payment for business transfer (“HotelBeds”)
On October 30, 2018, the Company entered into an agreement with HotelBeds Group S.L.U. (“HotelBeds”), a leading provider of travel services in Spain, pursuant to which the Company agreed to acquire certain assets and the related workforce of HotelBeds, effective January 1, 2019 (“Acquisition Date”). The net purchase price of the transaction, which was paid in cash was $233. The excess of purchase price over the assets acquired amounted to $203, which has been recognized as goodwill.
Goodwill is attributable mainly to the benefits expected from the acquired assembled workforce and is not expected to be deductible for tax purposes.

b)	MTS HealthHelp Inc. and its subsidiaries (“HealthHelp”)
On March 15, 2017 (“Acquisition date”), the Company acquired all ownership interests of HealthHelp, which provides benefits management across several specialty healthcare areas, including radiology, cardiology, oncology, sleep care, orthopedics, and pain management, for a total consideration of $68,910, including working capital adjustments of $573 and a contingent consideration of $8,545, payable over a period of two years linked to revenue targets and continuation of an identified client contract. The Company funded the acquisition primarily with a five-year secured term loan. The Company is expected to leverage HealthHelp’s capability in care management to address the needs of payor, provider and insurance organizations. During the year ended March 31, 2018, the Company made a payment of $573 towards working capital adjustments.
During the year ended March 31, 2019 and 2018, contingent consideration of $4,438 and $3,114, respectively, was paid by the Company to the sellers on achievement of the revenue target in relation to the identified client contract relating to the respective measurement period. During the year ended March 31, 2018, an amount of $1,324 was reversed and credited to its consolidated income statement, due to the shortfall in revenue target achievement for the identified client contract, in accordance with the terms of the share purchase agreement.

c)	Denali
On January 20, 2017 (“Acquisition Date”), the Company acquired all outstanding shares of Denali, a provider of strategic procurement BPM solutions for a purchase consideration of $38,668 (including the contingent consideration of $6,277, dependent on the achievement of revenue targets over a period of three years and deferred consideration of $522 payable in the first quarter of the year ended March 31, 2018), including adjustments for working capital. The Company funded the acquisition through a three-year secured term loan. Denali delivers global sourcing and procurement services to high-tech, retail and Consumer Packaged Goods (“CPG”), banking and financial services, utilities, and healthcare verticals. The acquisition of Denali is expected to add a strategic procurement capability to the Company’s existing Finance and Accounting services and will enable the Company to offer procurement solutions to its clients.
The Company made payment of $522 towards deferred consideration and reduced the purchase consideration by $968 towards working capital adjustments during the year ended March 31, 2018. During the year ended March 31, 2020, 2019 and 2018, contingent consideration of $1,745, $2,484 and $2,351, respectively, was paid by the Company to the sellers on achievement of the revenue target related to the respective measurement period.

d)	Value Edge
On June 14, 2016 (“Acquisition Date”), the Company acquired all outstanding equity shares of Value Edge which provides business research and analytics reports and databases across the domains of pharmaceutical, biotech and medical devices, for a total consideration of $18,265 including working capital adjustments of $765 and contingent consideration of $5,112 (held in escrow), subject to compliance with certain conditions, payable over a period of three years. The acquisition is expected to deepen the Company’s domain and specialized analytical capabilities in the growing pharma market, and provide the Company with a technology asset, which is leverageable across clients and industries.
During the year ended March 31, 2020, 2019 and 2018, the Company released from escrow an amount of $1,535 each towards contingent consideration payable to the sellers.